Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.26%
Aerospace & Defense–4.26%
Maxar Technologies, Inc.(b)	432,100	$11,238,921
Parsons Corp.(c)	979,300	29,819,685
Rheinmetall AG (Germany)	305,000	31,623,671
		72,682,277
Auto Parts & Equipment–2.20%
Dana, Inc.(b)	1,519,196	32,905,785
Modine Manufacturing Co.(c)	493,800	4,518,270
Visteon Corp.(c)	1,400	142,114
		37,566,169
Commodity Chemicals–0.57%
Orion Engineered Carbons S.A. (Germany)	572,400	9,788,040
Communications Equipment–1.29%
Plantronics, Inc.(b)(c)	823,563	21,947,954
Construction & Engineering–6.21%
AECOM	420,722	29,084,512
Balfour Beatty PLC (United Kingdom)	1,344,400	4,589,914
CIMIC Group Ltd. (Australia)	563,900	6,588,042
Concrete Pumping Holdings, Inc.(c)	676,000	5,549,960
HOCHTIEF AG (Germany)	216,200	16,686,028
Primoris Services Corp.	1,200,500	30,876,860
Sterling Construction Co., Inc.(c)	488,400	12,410,244
		105,785,560
Construction Machinery & Heavy Trucks–2.74%
Astec Industries, Inc.(b)	215,778	13,656,590
Manitowoc Co., Inc. (The)(c)	1,190,100	21,719,325
REV Group, Inc.	842,300	11,312,089
		46,688,004
Diversified Chemicals–2.98%
Huntsman Corp.	1,419,584	50,863,695
Diversified Support Services–0.13%
VSE Corp.	44,199	2,279,784
Education Services–0.46%
Stride, Inc.(b)(c)	223,200	7,827,624
Electronic Manufacturing Services–2.03%
Flex Ltd.(c)	2,142,000	34,657,560
Environmental & Facilities Services–0.19%
Li-Cycle Holdings Corp. (Canada)(b)(c)	429,315	3,254,208
Food Distributors–3.13%
US Foods Holding Corp.(c)	1,514,900	53,415,374
Health Care Services–1.73%
Fresenius Medical Care AG & Co. KGaA (Germany)	436,500	29,464,869
Hotels, Resorts & Cruise Lines–3.93%
Hilton Grand Vacations, Inc.(c)	690,169	33,721,657
Shares		Value
Hotels, Resorts & Cruise Lines–(continued)
Travel + Leisure Co.	584,800	$33,216,640
		66,938,297
Household Products–1.00%
Spectrum Brands Holdings, Inc.(b)	190,259	17,005,349
Human Resource & Employment Services–4.35%
Kelly Services, Inc., Class A	730,710	12,480,527
ManpowerGroup, Inc.	513,301	53,829,876
TrueBlue, Inc.(c)	297,402	7,910,893
		74,221,296
Industrial Machinery–2.81%
Crane Co.	299,100	30,959,841
Gates Industrial Corp. PLC(c)	1,090,100	16,863,847
		47,823,688
Life & Health Insurance–3.33%
American Equity Investment Life Holding Co.	1,381,000	56,814,340
Office Services & Supplies–4.36%
Interface, Inc.	702,220	9,311,437
Kimball International, Inc., Class B	510,200	5,010,164
MillerKnoll, Inc.(b)	1,086,200	41,949,044
Steelcase, Inc., Class A	1,462,000	18,041,080
		74,311,725
Oil & Gas Equipment & Services–2.46%
Baker Hughes Co., Class A	673,800	18,489,072
Helix Energy Solutions Group, Inc.(c)	3,649,781	12,883,727
NexTier Oilfield Solutions, Inc.(c)	1,748,411	10,525,434
		41,898,233
Oil & Gas Exploration & Production–7.93%
ARC Resources Ltd. (Canada)(b)	1,949,000	22,830,201
Diamondback Energy, Inc.(b)	321,100	40,509,976
Northern Oil and Gas, Inc.(b)	2,037,480	47,921,530
Pioneer Natural Resources Co.	108,917	23,840,842
		135,102,549
Oil & Gas Refining & Marketing–0.74%
HollyFrontier Corp.(b)	358,600	12,608,376
Other Diversified Financial Services–3.78%
Apollo Global Management, Inc.	555,426	38,879,820
Equitable Holdings, Inc.	759,400	25,546,216
		64,426,036
Regional Banks–14.08%
First Horizon Corp.	2,886,810	49,393,319
Five Star Bancorp	369,061	11,440,891
Great Western Bancorp, Inc.	1,020,400	31,509,952
Huntington Bancshares, Inc.	3,575,269	53,843,551
Sterling Bancorp	2,274,300	59,791,347
Texas Capital Bancshares, Inc.(c)	542,900	34,039,830
		240,018,890

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Research & Consulting Services–3.99%
CACI International, Inc., Class A(c)	75,018	$18,563,954
KBR, Inc.(b)	871,300	37,814,420
Nielsen Holdings PLC	615,000	11,598,900
		67,977,274
Restaurants–4.40%
Cheesecake Factory, Inc. (The)(b)(c)	1,376,547	49,115,197
Elior Group S.A. (France)(b)(c)(d)	1,773,800	10,691,844
Marston’s PLC (United Kingdom)	13,960,649	15,268,919
		75,075,960
Specialty Chemicals–0.40%
Axalta Coating Systems Ltd.(c)	227,500	6,736,275
Steel–2.43%
Allegheny Technologies, Inc.(c)	515,400	9,426,666
Carpenter Technology Corp.(b)	1,114,530	32,009,302
		41,435,968
Trading Companies & Distributors–9.40%
AerCap Holdings N.V. (Ireland)(c)	609,700	38,411,100
Air Lease Corp.	942,400	37,516,944
Beacon Roofing Supply, Inc.(b)(c)	488,266	26,791,156
DXP Enterprises, Inc.(c)	255,791	7,302,833
Univar Solutions, Inc.(c)	1,893,566	50,179,499
		160,201,532
Trucking–0.95%
National Express Group PLC (United Kingdom)(c)	4,738,460	16,114,492
Total Common Stocks & Other Equity Interests (Cost $1,430,760,517)		1,674,931,398
Shares		Value
Money Market Funds–1.62%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	9,827,034	$9,827,034
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	6,640,348	6,641,012
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	11,230,896	11,230,896
Total Money Market Funds (Cost $27,699,584)		27,698,942
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $1,458,460,101)		1,702,630,340
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.88%
Invesco Private Government Fund, 0.02%(e)(f)(g)	34,519,655	34,519,655
Invesco Private Prime Fund, 0.11%(e)(f)(g)	82,746,006	82,762,552
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,284,556)		117,282,207
TOTAL INVESTMENTS IN SECURITIES–106.76% (Cost $1,575,744,657)		1,819,912,547
OTHER ASSETS LESS LIABILITIES—(6.76)%		(115,295,532)
NET ASSETS–100.00%		$1,704,617,015
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,011,462	$176,201,957	$(182,386,385)	$-	$-	$9,827,034	$1,836
Invesco Liquid Assets Portfolio, Institutional Class	13,801,645	120,093,598	(127,251,639)	(642)	(1,950)	6,641,012	514
Invesco Treasury Portfolio, Institutional Class	18,298,813	201,373,666	(208,441,583)	-	-	11,230,896	820
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	236,260,140	(201,740,485)	-	-	34,519,655	3,696*
Invesco Private Prime Fund	-	469,786,159	(387,007,529)	(2,349)	(13,729)	82,762,552	48,854*
Total	$48,111,920	$1,203,715,520	$(1,106,827,621)	$(2,991)	$(15,679)	$144,981,149	$55,720

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,543,903,619	$131,027,779	$—	$1,674,931,398
Money Market Funds	27,698,942	117,282,207	—	144,981,149
Total Investments	$1,571,602,561	$248,309,986	$—	$1,819,912,547
Invesco Small Cap Value Fund